Related Party Balances and Transactions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances	Other receivable, a related party
Name of related party	Relationship	Nature	As of September 30, 2024	As of June 30, 2024
			(Unaudited)	(Audited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$14,007	$12,246
Other payables, related parties
Name of Related Party	Relationship	Nature	As of September 30, 2024	As of June 30, 2024
			(Unaudited)	(Audited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	-	761

Other receivable, a related party
Name of related party	Relationship	Nature	As of June 30, 2024	As of June 30, 2023
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$12,246	$12,379
Other payables, related parties
Name of Related Party	Relationship	Nature	As of June 30, 2024	As of June 30, 2023
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is the shareholder of this entity	Consulting fee	$-	$345
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	761	1,315
Total			$761	$1,660
Amount due to related parties
Name of Related Party	Relationship	Nature	As of June 30, 2024	As of June 30, 2023
Chong Chan “Sam” Teo	Former Directors,Former Chief Executive Officer, and Shareholder of TGL	Interest-free loan, due on demand	$-	$186,579
Kok Pin “Darren” Tan	Shareholder of TGL	Interest-free loan, due on demand	-	134,381
Total			$-	$320,960

Schedule of Related Party Transactions	Purchase from related parties
Name of Related Party	Relationship	Nature	For the three months ended September 30, 2024	For the three months ended September 30, 2023
			(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$-	$12,824
Equipment purchased from a related party
Name of Related Party	Relationship	Nature	For the three months ended September 30, 2024	For the three months ended September 30, 2023
			(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$-	$4,987
Operating expenses from related parties
Name of Related Party	Relationship	Nature	For the three months ended September 30, 2024	For the three months ended September 30, 2023
			(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense (short-term office equipment rental)	5,885	-
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	-	24,227
Total			$5,885	$24,227
Revenue from related parties
Name of Related Party	Relationship	Nature	For the year ended June 30, 2024	For the year ended June 30, 2023
Matrix Ideal Sdn Bhd	Yu Weng Lok is a common shareholder	Sales of products	$-	126
Purchase from related parties
Name of Related Party	Relationship	Nature	For the year ended June 30, 2024	For the year ended June 30, 2023
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$25,446	$22,036
Equipment purchased from a related party
Name of Related Party	Relationship	Nature	For the year ended June 30, 2024	For the year ended June 30, 2023
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$14,093	$52,328

Operating expenses from related parties
Name of Related Party	Relationship	Nature	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
World Cloud Ventures Sdn Bhd	Shareholder of TGI	Operating expense	-	55,484
VCI Global Limited	Shareholder of TGI	Operating expense	15,000	-
Imej Jiwa Communications Sdn Bhd	Voon Him “Victor” Hoo, the Company’s former Chairman and Managing Director is the director of this entity	Consulting fess	-	2,744
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense	25,278
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s Former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	40,947	290,476
Total			$81,225	$348,704